SIGNIFICANT ACCOUNTING POLICIES - Net Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Weighted average number of ordinary shares outstanding	2,153,688,011	2,153,688,011